Income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Current tax assets, current	$ 26,062,856	$ 10,865,347
Refundable tax previous year
Income Taxes [Line Items]
Current tax assets, current	2,114,087	3,911,803
Argentinean tax credits [Member]
Income Taxes [Line Items]
Current tax assets, current	758,387	3,200,454
Monthly provisions [Member]
Income Taxes [Line Items]
Current tax assets, current	14,752,325	3,498,109
Payment of absorbed profit provision [Member]
Income Taxes [Line Items]
Current tax assets, current	7,484,691	1,154
Other credits [Member]
Income Taxes [Line Items]
Current tax assets, current	$ 953,366	$ 253,827